Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes (Textual) [Abstract]
Statutory federal income tax rate	34.00%	34.00%
State net operating loss carryforward	$ 229	$ 212
State net operating loss carryforwards expiration year	2032
Minimum percentage of tax positions	50.00%